Trade Receivable and Other Receivables	12 Months Ended
Sep. 30, 2023
Trade receivable and other receivables [Abstract]
Trade receivable and other receivables
7.	Trade receivable and other receivables

	As at September 30,
	2023	2022
	$	$

Trade accounts receivable	1,663,495	2,483,083
Commodity taxes receivable	1,407,560	693,250
Others	618,420	609,948
	3,689,475	3,786,281

Trade accounts receivable are non-interest bearing and normally due within 30 days from the date an invoice is issued. Bad debt expense amounted to nil as at September 30, 2023 ($24,466 as at September 30, 2022).